Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
($ in thousands)

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(Successor)	(Predecessor)	(Successor)	(Predecessor)
(Benefit) provision for income taxes	$(9,300)	$28,565	$(17,280)	$33,117
Effective tax rate	30%	36%	32%	59%

The components of our provision (benefit) for income taxes on income from continuing operations for the successor period from September 29, 2012 through December 31, 2012, the predecessor period from January 1, 2012 through September 28, 2012, and the years ended December 31 2011, and 2010 are as follows ($ amounts in thousands):

	For the Period		For the Year Ended
	September 29, 2012 to December 31, 2012	January 1, 2012 to September 28, 2012	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Current income tax provision (benefit):
Federal	$3,502	$21,795	$3,522	$37,205
State	176	(5,284)	(6,261)	5,253
Foreign	230	833	—	—
	3,908	17,344	(2,739)	42,458
Deferred income tax (benefit) provision:
Federal	(20,660)	12,982	(7,813)	1,188
State	(930)	(829)	4,556	(1,666)
Foreign	—	(50)	—	—
	(21,590)	12,103	(3,257)	(478)
	($17,682)	$29,447	($5,996)	$41,980

Schedule of Deferred Tax Assets and (Liabilities)
Deferred tax assets and (liabilities) as of December 31, 2012, and 2011 are as follows ($ amounts in thousands):

	December 31, 2012	December 31, 2011
	(Successor)	(Predecessor)
Deferred tax assets:
Accounts receivable	$31,877	$25,454
Inventories	8,063	6,527
Litigation settlements and contingencies	8,257	13,135
Accrued and prepaid expenses	8,638	1,214
Net operating losses and credit carryforwards	18,539	24,502
Asset impairments	1,400	1,486
Stock options and restricted shares	801	10,189
Product contribution carryforwards	—	1,264
Other	2,560	5,044
Total deferred tax assets	80,135	88,815

Deferred tax liabilities:
Fixed assets	(23,173)	(14,381)
Intangible assets	(365,495)	(33,524)
Other	(1,096)	(909)
Total deferred tax liabilities	(389,764)	(48,814)

Less valuation allowance - Net operating losses	(6,803)	(10,009)
Net deferred tax (liability) asset	($316,432)	$29,992

Schedule of Effective Income Tax Rate Reconciliation
The table below provides reconciliation between the statutory federal income tax rate and the effective rate of income tax expense for each of the periods shown as follows:

	For the Period		For the Year Ended
	September 29, 2012 to December 31, 2012	January 1, 2012 to September 28, 2012	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Federal statutory tax rate	35%	35%	35%	35%
State tax – net of federal benefit	1	2	2	3
Domestic manufacturing deduction	—	—	—	(4)
Change in valuation of deferred tax assets	—	—	(9)	—
Tax contingencies	(1)	(6)	8	(3)
Non-deductible legal settlements	—	17	(14)	—
Non-deductible annual pharmaceutical manufacturers' fee	—	—	(5)	—
Non-deductible transaction costs	—	8	(4)	—
Other	—	2	(2)	—
Effective tax rate	35%	58%	11%	31%

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for the period from September 29, 2012 to December 31, 2012, and for the period from January 1, 2012 to September 28, 2012 and the years ended December 31, 2011 and 2010 are as follows ($ amounts in thousands):

	For the Period		For the Year Ended
	September 29, 2012 to December 31, 2012	January 1, 2012 to September 28, 2012	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Balance at January 1	$12,119	$14,409	$31,571	$30,023
Additions based on tax positions related to the current year	419	2,337	1,779	4,487
Additions for tax positions of prior years	—	634	3,217	655
Reductions for tax positions of prior years	—	(5,261)	(5,013)	—
Reductions due to lapse of applicable statute of limitations	—	—	(16,720)	(3,394)
Settlements paid	—	—	(425)	(200)
Balance at December 31	$12,538	$12,119	$14,409	$31,571